Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	June 30, 2025	December 31, 2024
Accrued payroll (1)	$8,168	$12,243
Deferred R&D credits (2)	6,793	7,224
Rebates and customer advances	907	628
Interest payable	1,314	678
Accrued duty, freight and related expenses (3)	13,388	16,459
Royalties	585	1,594
Value added tax payables	149	196
Other accrued expenses and liabilities	4,762	6,937
Accrued expenses and other current liabilities	$36,066	$45,959
(1) As of June 30, 2025, accrued payroll includes $698 and other accrued expenses and liabilities include $117 out of an aggregate of $1,634 that will ultimately be paid in cash as a one-time retention payment to certain executive officers and directors of the Company in January 2026. Accrued payroll also includes $303 out of an aggregate of $800 that will ultimately be paid as additional one-time retention payments to certain executive officers of the Company at various times in the first half of 2026. Finally, as of June 30, 2025, Accrued payroll also includes $147 and $54 in severance costs that have been accrued during the first half of 2025 for Poland and the U.S., respectively, but not paid out yet. As of December 31, 2024, Accrued payroll includes, nil and $547 in severance costs that have been accrued during 2024 for Poland and the U.S., respectively.
As of December 31, 2024, accrued payroll included $5,919 and other accrued expenses and liabilities included $1,433 of one-time retention payment to certain officers, directors and employees of the Company. These amounts were paid in cash in January 2025.
(2) Deferred R&D credits represent future offsets to research and development expense in the Consolidated Statements of Operations. These credits were generated through the Company's participation in the U.K. Research and Development Expenditure Credit ("RDEC") program.
(3) As of June 30, 2025, accrued duty, freight and related expenses included $1,588 in purchase commitments to certain of our inventory suppliers. The expectation is that the remaining amount will be settled in the next twelve months. As of December 31, 2024, accrued duty, freight and related expenses included $4,168 in purchase commitments to certain of our inventory suppliers.